[COMMUNITY VALLEY BANCORP LETTERHEAD]

December 8, 2008

Mr. William Friar
Senior Financial Attorney
U.S. Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 4561
100 F Street, NE
Washington, D.C. 20549

Re:
Community Valley Bancorp
Preliminary Proxy Statement on Schedule 14A
File No. 000-51678

Dear Mr. Friar:

This letter shall confirm the Company's acknowledgement that:

•
The Company is responsible for the adequacy and accuracy of the disclosure in the revised Preliminary Proxy Statement on Schedule 14A;

•
Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•
The Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

COMMUNITY VALLEY BANCORP

By:	/s/ Keith C. Robbins Keith C. Robbins Chief Executive Officer
cc:
Laura Dean-Richardson, Esq.
Gary Steven Findley & Associates